Intangible Assets - Schedule of Intangible, Crypto Assets and Future Amortization Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Crypto assets and related balances - WECAN tokens		$ 500
Total crypto assets, net	87	621
Total intangible assets gross	56,035	44,439
Total accumulated amortization	(25,712)	(23,987)
Total intangible assets subject to amortization, net	30,323	20,452
Total intangible assets, net	30,410	21,073
Amortization charge for the year	2,305
Ethereum (ETH), Polygon (POL) [Member]
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total crypto assets, net	6	121
USDC Tokens and Related Market Maker Receivable [Member]
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total crypto assets, net	81
Trademarks
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total intangible assets gross	2,067	834
Total accumulated amortization	(237)	(190)
Patents
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total intangible assets gross	2,282	2,281
Total accumulated amortization	(2,281)	(2,281)
License agreements
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total intangible assets gross	16,179	16,535
Total accumulated amortization	(14,208)	(13,549)
Customer relationships
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total intangible assets gross	12,730	13,127
Total accumulated amortization	(614)	(288)
Technology
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total intangible assets gross	12,908
Total accumulated amortization	(219)
Other intangibles
Schedule of Intangible, Crypto Assets and Future Amortization Expense [Line Items]
Total intangible assets gross	9,869	11,662
Total accumulated amortization	$ (8,153)	$ (7,679)